Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Activities:
Net loss	$ (19,557)	$ (19,605)	$ (81,172)	$ (58,032)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash lease expense	1,203	432	3,610	1,396
Stock-based compensation expense	865	349	2,381	1,140
Depreciation expense	726	809	3,630	2,511
Non-cash interest expense			0	118
Net amortization of premiums and discounts on investments	0	(68)	(80)	(145)
Loss on disposal of property and equipment			65	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(290)	(341)	559	(28)
Accounts payable	(2,585)	549	3,100	1,755
Accrued expenses and other current liabilities	(5,048)	(1,117)	1,270	(39)
Operating lease liabilities	2,709	(695)	1,341	(2,198)
Other non-current assets	86	(2)	(1,987)	(123)
Net cash used in operating activities	(21,891)	(19,689)	(67,283)	(53,645)
Investing Activities:
Purchases of investments				(37,213)
Proceeds from maturities of investments	0	17,000	19,000	53,485
Purchases of property and equipment	(5,611)	(1,513)	(7,836)	(5,136)
Advance payments for property and equipment not yet received				(76)
Net cash provided by (used in) investing activities	(5,611)	15,487	11,164	11,060
Financing Activities:
Proceeds from exercises of stock options	139	51	702	62
Proceeds from the issuance of common stock in pre-closing financing			117,250	0
Cash acquired in connection with the reverse recapitalization			36,600	0
Payment of reverse recapitalization transaction costs			(12,247)	0
Other financing activities, net	0	(150)	(2)	(44)
Net cash provided by financing activities	139	45,401	187,761	18
Net increase (decrease) in cash, cash equivalents and restricted cash	(27,363)	41,199	131,642	(42,567)
Cash, cash equivalents and restricted cash, beginning of period	173,119	41,477	41,477	84,044
Cash, cash equivalents and restricted cash, end of period	145,756	82,676	173,119	41,477
Non-cash investing and financing activities:
Property and equipment capitalized under tenant improvement allowance	2,555	0	2,271	0
Purchases of property and equipment in accounts payable and accrued expenses	1,942	1,753	1,983	402
Financing costs in accounts payable and accrued expenses	0	42
Operating Lease Liabilities Arising From Right-Of-Use Assets			26,777	5,629
Operating lease liabilities arising from lease modification			1,959	0
Supplemental cash flow information:
Cash paid for income taxes	17	0	27	11
Cash paid for operating lease liabilities	828	744	2,978	2,335
Series B-2 Preferred Stock [Member]
Financing Activities:
Proceeds from Series B-2 convertible preferred stock, net of issuance costs	$ 0	$ 45,500	$ 45,458	$ 0